NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS

June 25, 2010

001-32925

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ROYAL DUTCH SHELL PLC (Guarantor), SHELL INTERNATIONAL FINANCE B.V. (Issuer),, Floating Rate Notes due 2012 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 24, 2010. Tentative listing date – June 28, 2010.

Sincerely,